ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Jan. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION	ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION
Description of Business

Cognyte Software Ltd. (the “Company”, “Cognyte”, “we”, “us” and “our”) is a global leader in investigative analytics software that empowers a variety of government and other organizations with Actionable Intelligence for a Safer World™. Our open interface software is designed to help customers accelerate and improve the effectiveness of investigations and decision-making. Hundreds of customers rely on our solutions to accelerate and conduct investigations and derive insights, with which they identify, neutralize, and tackle threats to national security and address different forms of criminal and terror activities.

Basis of Presentation

On February 1, 2021, the spin-off of Cognyte from Verint Systems Inc. (“Verint”) was completed.

Prior to the spin-off, the Company had not published stand-alone financial statements. As a result, the Company's comparative combined financial statements for the year ended as of January 31, 2021 were derived (carved-out) from the consolidated financial statements and accounting records of Verint and have been prepared in conformity with generally accepted accounting principles in the United States (“GAAP”). The preparation of the combined financial statements required management to make certain estimates and assumptions that affects the reported amounts of assets and liabilities as well as expenses. During the year ended January 31, 2021 the Company functioned as part of the larger group of companies controlled by Verint. Accordingly, Verint performed certain corporate overhead functions for the Company. Therefore, certain corporate costs, including compensation costs for corporate employees supporting the Company, have been allocated from Verint. These allocated costs are for corporate functions including, but not limited to, senior management, legal, human resources, finance and accounting, treasury, information technology, internal audit and other shared services, which were not historically provided at the Company level. Where possible, these costs were specifically identified to the Company, with the remainder primarily allocated on the basis of revenue as a relevant measure. The combined financial statements do not necessarily include all the expenses that would have been incurred or held by the Company had it been a separate, stand-alone company, and we have incurred additional expenses as a separate, stand-alone publicly-traded company. It is not practicable to estimate actual costs that would have been incurred had the Company been a separate stand-alone company during the years ended January 31, 2021. Allocations for management costs and corporate support services provided to the Company totaled $97.3 million for the year ended January 31, 2021. The Company and Verint considered the allocations to be a reasonable reflection of the benefits received by the Company. See also Note 3, “Related Party Transactions with Verint” for further discussion.

Unless noted otherwise, references to the consolidated financial statements and discussion in the notes to the consolidated financial statements also pertains to the combined, carve-out basis financial statements for the year ended January 31, 2021.

The accompanying consolidated and combined financial statements include a joint venture in which we hold a 50% equity interest. The joint venture is a variable interest entity (“VIE”) in which we are the primary beneficiary as we have the power to direct the activities that are most significant to the VIE. The joint venture’s activities primarily include promoting transactions with end customers as well as negotiating their commercial terms, providing local technical support and interfacing with customers. The noncontrolling interest in the less than wholly owned subsidiary is reflected within equity in our consolidated balance sheets, but separately from our equity.

Equity investments in companies in which we have less than a 20% ownership interest and cannot exercise significant influence, and which do not have readily determinable fair values, are accounted for at cost, adjusted for changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer, less any impairment.

COVID-19 Pandemic

The COVID-19 pandemic has reached all of the regions in which we do business. Companies around the world, including us, our customers, partners, and vendors, have implemented actions in response, including among others, office closings, site restrictions, and employee travel restrictions.

We have seen an improvement in the business environment in 2022 after an initial downturn in early 2020 and 2021; however, during these years, our revenue was negatively impacted by delays and reduced spending attributed to the impact of the
COVID-19 pandemic on our customers’ operational priorities and as a result of cost containment measures that they have implemented. Many of our customers are government agencies, and their budgets have been and may continue to be impacted due to the efforts taken to combat the pandemic and the economic consequences resulting therefrom. If some of our government customers experience budget shortfalls, they may decide to forgo using our services.

Furthermore, an additional regional or global health epidemic or pandemic, including variants of COVID-19, as well as the implementation of measures attempting to contain and mitigate the effects of such epidemic or pandemic, may disrupt our operations and reduce demand for our products and services.

In addition, as a result of the COVID-19 pandemic, we have implemented a hybrid working model whereby some of our employees are working a portion or all of their time remotely. It is possible that widespread remote work arrangements may have a negative impact on our operations, the execution of our business plans, the productivity and availability of key personnel and other employees necessary to conduct our business, and on third-party service providers who perform critical services for us, or otherwise cause operational failures due to changes in our normal business practices. The increase in remote working may also result in increased privacy, data security, and fraud risks, and our understanding of applicable legal and regulatory requirements, as well as the latest guidance from regulatory authorities in connection with the COVID-19 pandemic, may be subject to legal or regulatory challenges, particularly as regulatory guidance evolves in response to future developments. Such risks could materially and adversely affect our business and results of operations.

War in Europe

On February 24, 2022, a full-scale military invasion of Ukraine by Russian troops was reported. Russia’s military actions against Ukraine have led to an unprecedented expansion of export restrictions and sanctions imposed by the United States, the European Union, the United Kingdom, and numerous other countries against Russia and Belarus. In addition, Russian authorities have imposed significant currency control measures, other sanctions and imposed other economic and financial restrictions. The situation is rapidly evolving, and further sanctions and export restrictions could negatively impact the global economy and financial markets and could adversely affect our business. The length and impact of the ongoing military conflict is highly unpredictable, and has led to and could continue creating market disruptions, including significant volatility in commodity prices, credit and capital markets, restrictions on international trade as well as supply chain interruptions.

We are continuing to monitor the situation in Ukraine and assessing its potential impact on our business. While we do not trade with any Russian or Belarusian governmental agencies or with any of the entities which are subject to sanctions, any of the above-mentioned factors could adversely affect our business, prospects, financial condition, and operating results and/or exacerbate other risks highlighted in this Annual Report. The extent and duration of the military action, sanctions and resulting market disruptions are currently impossible to predict, but could be substantial. Additionally, disruptive impacts of the conflict on other countries in Eastern Europe, including Bulgaria and Romania, where we have operations and facilities, could be prolonged, which may require us to reevaluate our operations there and/or otherwise harm our business. In addition, in response to the armed conflicts, governments may allocate budgets to military or other immediate needs, at the expense of our solutions.